Summary of Material Accounting Policies	9 Months Ended
Sep. 30, 2024
Disclosure of summary of materials policies [abstract]
Summary of Material Accounting Policies
3.
SUMMARY OF MATERIAL ACCOUNTING POLICIES

Principles of Consolidation

These condensed consolidated interim financial statements include the accounts of the Company and its corporate group of companies, consisting of (i) wholly-owned US subsidiaries Lithium Nevada and KV Project LLC; and (ii) Canadian wholly-owned subsidiary 1339480 B.C. Ltd. All intercompany transactions and balances have been eliminated.

Estimation Uncertainty and Significant Accounting Policy Judgments

The preparation of these Interim Financials in conformity with IFRS applicable to the preparation of interim financial statements requires management to make assumptions, estimates, and judgments that affect the amounts reported in these interim financial statements and accompanying notes. The Company bases its estimates on historical experience and various assumptions that are believed to be reasonable at the time the estimate was made. Accordingly, actual results may differ from amounts estimated in these condensed consolidated interim financial statements and such differences could be material.

Significant judgments made by management in applying the Company’s accounting policies and key sources of estimation uncertainty were substantially the same as those applied in the 2023 Annual Financials of the Company as well as additional items as follows:

Fair Value Remeasurement of Investment in Ascend Elements

The Company applied judgment in estimating the fair value of its investment in Ascend Elements. As Ascend Elements is a private company, there is no observable market data to use, so the Company carried out an assessment based on publicly-available information on the business activities of Ascend Elements and the market trends impacting its peer companies trading publicly in the lithium battery recycling market.

3.
SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Assessment of Impairment of Thacker Pass

Management conducts an impairment assessment of Thacker Pass if an impairment indicator as defined in accordance with International Accounting Standard 36 Impairment of Assets (“IAS 36”) is identified. Management determined that there were no impairment indicators at September 30, 2024.

New IFRS Pronouncements

Amendments to IAS 1 – Presentation of Financial Statements

In October 2022, the IASB issued amendments to IAS 1, Presentation of Financial Statements titled Non- current Liabilities with Covenants.

These amendments sought to improve the information that an entity provides when its right to defer settlement of a liability is subject to compliance with covenants within 12 months after the reporting period. These amendments to IAS 1 override but incorporate the previous amendments, Classification of liabilities as current or non-current, issued in January 2020, which clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Liabilities should be classified as non-current if a company has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendments are effective January 1, 2024, with early adoption permitted. Retrospective application is required on adoption. These amendments do not impact the Interim Financials.

IFRS 18 – Presentation and Disclosures in Financial Statements

In April 2024, the IASB issued IFRS 18, Presentation and Disclosure of Financial Statements, which replaces IAS 1, Presentation of Financial Statements. IFRS 18 introduces new requirements for all companies to present specific categories and defined subtotals in the statement of profit and loss, disclose explanations of management defined performance measure if used in the financial statements, and improve aggregation and disaggregation.

The standard is effective for periods beginning on or after January 1, 2027. Retrospective application is required and early adoption is permitted. The Company is currently evaluating the impact of this new standard on the Company's financial statements.